UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2008 (Unaudited)

DWS U.S. Bond Index Fund

	Principal Amount ($)	Value ($)

Corporate Bonds 21.5%
Consumer Discretionary 1.4%
CBS Corp., 7.7%, 7/30/2010	100,000	102,698
Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/2013	90,000	94,391
Comcast Cable Holdings LLC, 7.125%, 2/15/2028	100,000	89,641
Comcast Corp.:
5.7%, 5/15/2018	75,000	65,463
5.85%, 1/15/2010	25,000	25,146
5.85%, 11/15/2015	50,000	46,065
6.95%, 8/15/2037	150,000	127,943
Cox Communications, Inc., 7.125%, 10/1/2012	100,000	101,887
Gannett Co., Inc., 6.375%, 4/1/2012 (a)	50,000	48,519

Home Depot, Inc.:
4.625%, 8/15/2010	100,000	97,913
5.4%, 3/1/2016	100,000	85,032
Lowe's Companies, Inc., 5.0%, 10/15/2015	125,000	120,190
Macy's Retail Holdings, Inc., 7.45%, 7/15/2017	150,000	135,806
McDonald's Corp., Series I, 6.3%, 10/15/2037	75,000	72,765
McGraw-Hill Companies, Inc., 5.9%, 11/15/2017 (a)	50,000	49,550
News America Holdings, Inc., 9.25%, 2/1/2013	100,000	106,822
News America, Inc., 6.4%, 12/15/2035	50,000	42,002
R.R. Donnelley & Sons Co., 5.5%, 5/15/2015 (a)	25,000	21,479
Target Corp.:
5.875%, 3/1/2012	100,000	101,824
7.0%, 1/15/2038	75,000	70,567
Time Warner Cable, Inc., 5.85%, 5/1/2017	200,000	176,208
Time Warner, Inc.:
5.875%, 11/15/2016	50,000	43,944
6.625%, 5/15/2029	10,000	7,987
6.75%, 4/15/2011	150,000	149,665
6.95%, 1/15/2028	30,000	25,012
7.7%, 5/1/2032	25,000	21,843
VF Corp., 6.45%, 11/1/2037	20,000	16,812
Viacom, Inc.:
6.25%, 4/30/2016	25,000	22,515
6.875%, 4/30/2036	100,000	80,168
Walt Disney Co.:
Series B, 5.875%, 12/15/2017 (a)	50,000	49,454
6.2%, 6/20/2014	75,000	77,822
Series B, 6.375%, 3/1/2012	25,000	26,361
Yum! Brands, Inc., 6.25%, 4/15/2016 (a)	50,000	48,481

		2,351,975
Consumer Staples 1.4%
Anheuser-Busch Companies, Inc.:
4.95%, 1/15/2014 (a)	100,000	92,153
5.5%, 1/15/2018	25,000	21,471
5.95%, 1/15/2033	50,000	38,651
Bottling Group LLC:
5.0%, 11/15/2013 (a)	50,000	49,958
5.5%, 4/1/2016	25,000	24,772
Coca-Cola Co., 5.75%, 3/15/2011	25,000	26,180
Coca-Cola Enterprises, Inc.:
6.75%, 9/15/2028	50,000	50,161
8.5%, 2/1/2022	75,000	86,406
ConAgra Foods, Inc., 7.125%, 10/1/2026	100,000	95,382
Costco Wholesale Corp., 5.5%, 3/15/2017	125,000	123,915
CVS Caremark Corp.:
5.75%, 6/1/2017	50,000	46,725
6.25%, 6/1/2027	50,000	45,017
Diageo Capital PLC:
5.125%, 1/30/2012	25,000	25,177
5.75%, 10/23/2017	50,000	47,981
Fortune Brands, Inc., 4.875%, 12/1/2013	50,000	47,023
General Mills, Inc.:
5.65%, 9/10/2012	25,000	25,233
5.7%, 2/15/2017	50,000	48,446
6.0%, 2/15/2012	48,000	48,927
Kellogg Co.:

Series B, 6.6%, 4/1/2011	50,000	51,902
Series B, 7.45%, 4/1/2031	50,000	54,820
Kimberly-Clark Corp.:
5.625%, 2/15/2012	50,000	51,058
6.625%, 8/1/2037	50,000	50,026
Kraft Foods, Inc.:
5.625%, 11/1/2011	50,000	50,186
6.125%, 2/1/2018	100,000	93,678
6.25%, 6/1/2012	40,000	40,209
6.5%, 8/11/2017	100,000	96,220
Kroger Co.:
5.5%, 2/1/2013	75,000	72,999
8.0%, 9/15/2029	50,000	51,756
Pepsi Bottling Group, Inc., Series B, 7.0%, 3/1/2029	25,000	26,313
PepsiCo, Inc., 4.65%, 2/15/2013	100,000	101,494
Reynolds American, Inc., 7.625%, 6/1/2016	75,000	74,464
Safeway, Inc., 6.5%, 3/1/2011	80,000	82,434
Sara Lee Corp., 3.875%, 6/15/2013	100,000	92,864
Unilever Capital Corp., 7.125%, 11/1/2010	50,000	53,347
Wal-Mart Stores, Inc.:
4.25%, 4/15/2013	50,000	49,075
5.25%, 9/1/2035	300,000	239,800
5.875%, 4/5/2027 (a)	50,000	46,689

		2,322,912
Energy 1.6%
Alabama Power Co., 5.7%, 2/15/2033 (a)	50,000	44,042
Alberta Energy Co., Ltd.:
7.375%, 11/1/2031	50,000	44,770
7.65%, 9/15/2010	10,000	10,337
Anadarko Finance Co., Series B, 6.75%, 5/1/2011	25,000	25,585
Anadarko Petroleum Corp., 5.95%, 9/15/2016	100,000	91,911
Apache Corp., 6.0%, 1/15/2037	100,000	84,522
Buckeye Partners LP, 6.05%, 1/15/2018	50,000	47,675
Burlington Resources, Inc., 7.375%, 3/1/2029	50,000	53,837
Canadian Natural Resources Ltd.:
5.45%, 10/1/2012	25,000	23,565
5.7%, 5/15/2017	100,000	87,419
6.25%, 3/15/2038	25,000	19,281
Conoco Funding Co., 6.35%, 10/15/2011	100,000	103,562
Conoco, Inc., 6.95%, 4/15/2029	150,000	150,811
DCP Midstream LLC, 8.125%, 8/16/2030	25,000	24,440
Devon Financing Corp., 6.875%, 9/30/2011	100,000	104,306
El Paso Natural Gas Co., 5.95%, 4/15/2017	100,000	88,481
EnCana Corp.:
4.75%, 10/15/2013	50,000	46,059
5.9%, 12/1/2017	50,000	44,624
Energy Transfer Partners LP:
6.125%, 2/15/2017	25,000	22,846
6.625%, 10/15/2036	25,000	21,301
Enterprise Products Operating LP:
Series B, 5.6%, 10/15/2014	50,000	47,115
6.3%, 9/15/2017	50,000	46,629
Series B, 6.875%, 3/1/2033	25,000	21,976
Exelon Generation Co., LLC, 6.95%, 6/15/2011	25,000	25,317
Hess Corp., 7.125%, 3/15/2033	25,000	21,944
Kinder Morgan Energy Partners LP, 6.75%, 3/15/2011	60,000	60,757

Marathon Global Funding Corp., 6.0%, 7/1/2012	150,000	152,513
Nexen, Inc., 7.875%, 3/15/2032	50,000	48,834
ONEOK, Inc., 5.2%, 6/15/2015	50,000	43,132
Pemex Project Funding Master Trust, Series 2, 9.125%, 10/13/2010 (a)	80,000	85,600
Petro-Canada:
5.95%, 5/15/2035	100,000	79,014
6.8%, 5/15/2038	50,000	39,611
PPL Energy Supply LLC, 6.4%, 11/1/2011	25,000	24,877
Spectra Energy Capital LLC, 7.5%, 10/1/2009	50,000	50,516
Suncor Energy, Inc., 5.95%, 12/1/2034	50,000	39,979
TransCanada PipeLines Ltd.:
5.85%, 3/15/2036	50,000	41,261
6.2%, 10/15/2037	50,000	42,937
6.35%, 5/15/2067	25,000	19,777
Transcontinental Gas Pipe Line Corp.:
Series B, 7.0%, 8/15/2011	50,000	51,194
Series B, 8.875%, 7/15/2012	25,000	27,154
Transocean, Inc.:
6.0%, 3/15/2018	50,000	46,665
6.8%, 3/15/2038	25,000	22,938
Union Pacific Resources Group, Inc., 7.5%, 10/15/2026	60,000	59,588
Valero Energy Corp.:
6.625%, 6/15/2037	35,000	30,203
6.875%, 4/15/2012	50,000	51,342
7.5%, 4/15/2032	25,000	23,482
Weatherford International Ltd., 5.5%, 2/15/2016	50,000	45,829
Williams Companies, Inc., 8.75%, 3/15/2032	50,000	51,268
XTO Energy, Inc.:
5.3%, 6/30/2015	50,000	46,474
6.25%, 4/15/2013	25,000	25,019
6.25%, 8/1/2017	100,000	94,357

		2,606,676
Financials 10.2%
ACE INA Holdings, Inc., 6.7%, 5/15/2036	50,000	44,462
Allstate Corp.:
5.35%, 6/1/2033	50,000	37,663
7.2%, 12/1/2009	100,000	101,553
American Express Co.:
5.25%, 9/12/2011	250,000	232,997
6.15%, 8/28/2017	25,000	21,274
American General Finance Corp.:
Series H, 5.375%, 10/1/2012	75,000	40,993
Series J, 6.9%, 12/15/2017	75,000	34,777
American International Group, Inc.:
4.25%, 5/15/2013	100,000	57,173
5.05%, 10/1/2015	100,000	53,908
Series G, 5.85%, 1/16/2018	50,000	25,097
144A, 8.175%, 5/15/2058	50,000	8,010
Apache Finance Canada, 7.75%, 12/15/2029	25,000	26,145
Assurant, Inc., 5.625%, 2/15/2014	25,000	23,259
AvalonBay Communities, Inc., 6.125%, 11/1/2012 (a)	30,000	29,179
Axa, 8.6%, 12/15/2030	50,000	48,557
AXA Financial, Inc., 7.75%, 8/1/2010	100,000	102,546
Bank of America Corp.:
5.125%, 11/15/2014	100,000	89,951
5.75%, 8/15/2016	100,000	83,171

5.75%, 12/1/2017	125,000	105,998
6.0%, 10/15/2036	100,000	83,342
6.25%, 4/15/2012	150,000	145,544
Bank of New York Mellon Corp.:
Series G, 4.95%, 11/1/2012	25,000	23,770
5.5%, 12/1/2017	50,000	43,743
7.3%, 12/1/2009	65,000	65,410
Bank of Tokyo-Mitsubishi NY, 7.4%, 6/15/2011 (a)	10,000	10,663
Bank One Corp.:
7.625%, 10/15/2026	50,000	47,449
7.875%, 8/1/2010	50,000	51,269
Barclays Bank PLC:
5.45%, 9/12/2012	100,000	99,714
7.4%, 12/15/2009	60,000	61,208
BB&T Capital Trust II, 6.75%, 6/7/2036	25,000	17,967
BB&T Corp., 5.2%, 12/23/2015 (a)	150,000	131,719
Bear Stearns Companies LLC.:
4.5%, 10/28/2010	175,000	169,950
7.25%, 2/1/2018	150,000	144,356
Berkshire Hathaway Finance Corp., 4.625%, 10/15/2013 (a)	150,000	146,143
BHP Billiton Finance Ltd., 5.4%, 3/29/2017	150,000	138,583
Boeing Capital Corp., 6.1%, 3/1/2011 (a)	110,000	115,479
Boston Properties LP, 6.25%, 1/15/2013	50,000	49,562
British Transco Finance, Inc., 6.625%, 6/1/2018	100,000	101,771
Bunge Ltd. Finance Corp., 5.35%, 4/15/2014	50,000	46,797
Capital One Bank, 5.75%, 9/15/2010	100,000	92,116
Caterpillar Financial Services Corp., Series F, 4.75%, 2/17/2015	50,000	45,479
Charter One Bank NA, 6.375%, 5/15/2012	10,000	10,396
China Development Bank, 5.0%, 10/15/2015 (a)	50,000	47,123
Chubb Corp.:
6.0%, 11/15/2011	10,000	10,144
6.0%, 5/11/2037	75,000	62,965
Series 1, 6.5%, 5/15/2038	25,000	22,613
CIT Group, Inc.:
5.65%, 2/13/2017	100,000	48,797
6.0%, 4/1/2036	150,000	60,155
Citigroup, Inc.:
5.125%, 5/5/2014	100,000	82,180
5.25%, 2/27/2012	50,000	45,287
5.3%, 1/7/2016	100,000	80,564
5.5%, 4/11/2013	100,000	87,286
5.5%, 2/15/2017	100,000	76,712
5.875%, 2/22/2033	100,000	65,529
6.0%, 8/15/2017	50,000	42,357
6.0%, 10/31/2033	100,000	67,157
6.5%, 1/18/2011	150,000	145,471
6.625%, 6/15/2032	75,000	54,348
7.25%, 10/1/2010 (a)	50,000	47,380
Corp. Andina de Fomento:
5.2%, 5/21/2013	75,000	73,558
6.875%, 3/15/2012	10,000	10,434
Countrywide Home Loans, Inc., Series L, 4.0%, 3/22/2011	100,000	86,035
Credit Suisse (USA), Inc.:
4.875%, 1/15/2015	50,000	44,634
5.125%, 8/15/2015	25,000	22,273
5.375%, 3/2/2016	50,000	44,627
6.125%, 11/15/2011	100,000	98,393

6.5%, 1/15/2012	150,000	148,019
7.125%, 7/15/2032	50,000	45,576
Daimler Finance NA LLC:
6.5%, 11/15/2013	75,000	73,191
8.0%, 6/15/2010	150,000	156,854
Deutsche Telekom International Finance BV:
5.75%, 3/23/2016 (a)	100,000	89,203
5.875%, 8/20/2013	100,000	95,502
8.5%, 6/15/2010	50,000	51,904
Diageo Finance BV, 5.5%, 4/1/2013	50,000	50,326
Dow Capital BV, 9.2%, 6/1/2010	50,000	53,671
ERP Operating LP:
6.625%, 3/15/2012	125,000	124,120
6.95%, 3/2/2011	25,000	25,200
European Investment Bank:
4.0%, 3/3/2010	250,000	254,855
4.625%, 5/15/2014 (a)	450,000	466,159
4.875%, 2/15/2036	200,000	200,200
5.125%, 5/30/2017	50,000	52,455
Fifth Third Bancorp:
4.5%, 6/1/2018	50,000	31,705
5.45%, 1/15/2017	25,000	18,159
FleetBoston Financial Corp.:
6.875%, 1/15/2028	45,000	41,541
7.375%, 12/1/2009 (a)	65,000	66,191
Fund American Companies, Inc., 5.875%, 5/15/2013	50,000	37,081
General Electric Capital Corp.:
Series A, 4.875%, 3/4/2015	125,000	112,903
Series A, 5.0%, 1/8/2016	150,000	127,026
5.45%, 1/15/2013	450,000	420,412
Series A, 5.875%, 2/15/2012	200,000	193,868
Series A, 6.15%, 8/7/2037	125,000	95,705
Series A, 6.75%, 3/15/2032	100,000	83,469
6.875%, 11/15/2010	50,000	50,155
Genworth Financial, Inc.:
5.75%, 6/15/2014	25,000	22,109
6.15%, 11/15/2066	75,000	32,845
H.J. Heinz Finance Co.:
6.0%, 3/15/2012	25,000	25,545
6.625%, 7/15/2011 (a)	25,000	26,168
6.75%, 3/15/2032	50,000	46,145
Hartford Financial Services Group, Inc.:
4.625%, 7/15/2013	50,000	45,714
5.95%, 10/15/2036	25,000	19,213
HCP, Inc., (REIT), 6.0%, 1/30/2017	50,000	39,971
HSBC Bank USA, 4.625%, 4/1/2014	50,000	44,966
HSBC Finance Corp.:
4.75%, 7/15/2013	100,000	89,968
5.0%, 6/30/2015	50,000	44,633
5.5%, 1/19/2016 (a)	100,000	90,221
6.375%, 10/15/2011	50,000	49,475
7.0%, 5/15/2012	100,000	97,180
HSBC Holdings PLC, 6.5%, 5/2/2036	100,000	82,826
ING Groep NV, 5.775%, 12/29/2049	75,000	59,931
Inter-American Development Bank, 7.375%, 1/15/2010 (a)	250,000	262,955
International Finance Corp.:
4.75%, 4/25/2012 (a)	50,000	52,613

5.125%, 5/2/2011	50,000	53,306
International Lease Finance Corp.:
Series R, 5.55%, 9/5/2012	100,000	73,540
Series R, 5.65%, 6/1/2014	50,000	29,461
5.875%, 5/1/2013	100,000	63,258
iStar Financial, Inc., (REIT), 5.15%, 3/1/2012	75,000	37,500
John Deere Capital Corp., 7.0%, 3/15/2012	100,000	104,912
JPMorgan Chase & Co.:
6.0%, 1/15/2018	100,000	91,187
6.125%, 6/27/2017	50,000	45,496
6.75%, 2/1/2011	100,000	100,335
JPMorgan Chase Bank NA, 5.875%, 6/13/2016	250,000	231,511
JPMorgan Chase Capital XV, 5.875%, 3/15/2035	225,000	156,189
KeyBank NA, 5.45%, 3/3/2016	25,000	14,505
Korea Development Bank, 4.625%, 9/16/2010	100,000	97,976
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 6/29/2037	500,000	121,285
3.25%, 3/15/2013 (a)	200,000	196,690
4.125%, 10/15/2014	150,000	150,989
4.25%, 6/15/2010 (a)	110,000	112,602
7.0%, 3/1/2013	275,000	309,180
Landwirtschaftliche Rentenbank:
3.875%, 3/15/2010	250,000	254,207
5.125%, 2/1/2017	100,000	105,039
M&T Bank Corp., 5.375%, 5/24/2012	25,000	23,455
Marsh & McLennan Companies, Inc., 5.375%, 7/15/2014	50,000	46,302
Mellon Funding Corp., 5.0%, 12/1/2014	50,000	42,945
Merrill Lynch & Co., Inc.:
Series C, 4.79%, 8/4/2010	50,000	47,284
5.0%, 2/3/2014	25,000	20,804
Series C, 5.0%, 1/15/2015	25,000	20,456
Series C, 5.45%, 2/5/2013	100,000	90,082
Series C, 6.05%, 8/15/2012	200,000	187,527
6.22%, 9/15/2026	50,000	37,483
Series C, 6.4%, 8/28/2017	50,000	43,246
6.5%, 7/15/2018	50,000	42,085
MetLife, Inc.:
5.0%, 6/15/2015	100,000	91,220
6.125%, 12/1/2011	25,000	25,242
6.4%, 12/15/2036	25,000	15,586
Morgan Stanley:
4.75%, 4/1/2014	500,000	265,047
5.3%, 3/1/2013	100,000	68,680
5.45%, 1/9/2017	100,000	62,031
6.6%, 4/1/2012	100,000	72,638
National Australia Bank Ltd., Series A, 8.6%, 5/19/2010	50,000	52,350
National City Corp., 4.9%, 1/15/2015 (a)	100,000	41,021
National Westminster Bank PLC, 7.375%, 10/1/2009	50,000	50,529
Nationwide Financial Services, 5.9%, 7/1/2012	25,000	25,310
NiSource Finance Corp.:
5.25%, 9/15/2017	75,000	62,083
5.45%, 9/15/2020	75,000	59,764
Nordic Investment Bank, 5.0%, 2/1/2017 (a)	150,000	158,513
Oesterreichische Kontrollbank AG:
4.5%, 3/9/2015	150,000	155,548
4.75%, 10/16/2012	100,000	103,993
Ontario Electricity Financial Corp, 7.45%, 3/31/2013	50,000	56,861

Principal Life Income Funding Trust, 5.1%, 4/15/2014	25,000	24,259
ProLogis (REIT):
5.5%, 3/1/2013	20,000	18,700
5.75%, 4/1/2016	25,000	21,784
Protective Life Secured Trust, Series 2004-A, 4.0%, 4/1/2011	25,000	24,819
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014	100,000	90,835
Series B, 5.75%, 7/15/2033	25,000	19,571
Series D, 6.625%, 12/1/2037	50,000	41,980
Regions Financial Corp., 6.375%, 5/15/2012	50,000	43,369
Royal Bank of Canada, 5.65%, 7/20/2011 (a)	50,000	51,325
Royal Bank of Scotland Group PLC:
5.05%, 1/8/2015	100,000	97,092
7.648%, 8/31/2049	50,000	41,093
Santander Central Hispano Issuances Ltd., 7.625%, 9/14/2010	50,000	53,054
Simon Property Group LP (REIT):
5.1%, 6/15/2015	50,000	44,173
5.25%, 12/1/2016	100,000	85,291
6.35%, 8/28/2012	100,000	98,563
SLM Corp., Series A, 5.0%, 10/1/2013	25,000	15,500
Svensk Exportkredit AB:
Series C, 4.0%, 6/15/2010 (a)	100,000	101,919
Series D, 4.875%, 9/29/2011	100,000	103,881
Swiss Re Insurance Solutions Holding Corp., 6.45%, 3/1/2019	50,000	46,308
The Goldman Sachs Group, Inc.:
5.125%, 1/15/2015	50,000	41,273
5.15%, 1/15/2014	100,000	82,128
5.625%, 1/15/2017	25,000	17,745
6.125%, 2/15/2033	50,000	36,080
6.15%, 4/1/2018	50,000	41,576
6.25%, 9/1/2017	100,000	83,720
6.6%, 1/15/2012	100,000	93,219
6.75%, 10/1/2037	400,000	267,036
6.875%, 1/15/2011 (a)	50,000	47,796
7.35%, 10/1/2009	50,000	48,479
The International Bank for Reconstruction & Development:
4.75%, 2/15/2035	25,000	24,519
5.0%, 4/1/2016	50,000	51,913
8.625%, 10/15/2016	100,000	126,442
The Travelers Companies, Inc.:
6.25%, 6/15/2037	50,000	43,347
6.75%, 6/20/2036	50,000	46,218
UBS AG Stamford Branch:
Series 10, 5.875%, 7/15/2016	50,000	45,053
5.875%, 12/20/2017	125,000	110,990
UFJ Finance Aruba AEC, 6.75%, 7/15/2013	150,000	157,276
US Bank NA, 6.375%, 8/1/2011	100,000	100,942
Verizon Global Funding Corp.:
7.75%, 12/1/2030	100,000	94,468
7.75%, 6/15/2032	100,000	93,849
Wachovia Bank NA:
4.875%, 2/1/2015	75,000	44,455
5.0%, 8/15/2015	200,000	118,396
Wachovia Corp.:
4.875%, 2/15/2014 (a)	50,000	30,690
5.25%, 8/1/2014	50,000	30,659
5.625%, 10/15/2016	100,000	62,298

5.75%, 6/15/2017	50,000	37,523
Wells Fargo & Co.:
4.625%, 4/15/2014 (a)	100,000	90,822
4.95%, 10/16/2013	50,000	46,645
5.0%, 11/15/2014	50,000	45,729
5.125%, 9/15/2016	50,000	43,207
5.375%, 2/7/2035	150,000	110,388
Wells Fargo Bank NA:
6.45%, 2/1/2011	75,000	76,146
7.55%, 6/21/2010	200,000	206,877
Wells Fargo Financial, Inc., 5.5%, 8/1/2012	25,000	24,521
Western Union Co.:
5.93%, 10/1/2016	50,000	44,954
6.2%, 11/17/2036	25,000	19,536

		16,760,777
Health Care 1.1%
Abbott Laboratories:
5.15%, 11/30/2012	150,000	151,723
6.15%, 11/30/2037	50,000	46,793
Aetna, Inc., 6.625%, 6/15/2036	50,000	46,053
Amgen, Inc., 4.85%, 11/18/2014 (a)	25,000	23,955
AstraZeneca PLC, 5.9%, 9/15/2017	150,000	147,695
Baxter International, Inc., 4.625%, 3/15/2015	25,000	23,966
Bristol-Myers Squibb Co.:
5.25%, 8/15/2013	50,000	49,827
5.875%, 11/15/2036	50,000	44,062
Cardinal Health, Inc., 6.0%, 6/15/2017	75,000	70,258
Covidien International Finance SA:
6.0%, 10/15/2017	75,000	74,099
6.55%, 10/15/2037	25,000	24,035
Genentech, Inc., 4.75%, 7/15/2015	50,000	46,442
GlaxoSmithKline Capital, Inc.:
4.85%, 5/15/2013	100,000	98,173
6.375%, 5/15/2038	100,000	93,879
Johnson & Johnson:
5.55%, 8/15/2017	50,000	50,836
6.95%, 9/1/2029 (a)	50,000	55,613
McKesson Corp., 5.7%, 3/1/2017	50,000	47,189
Medco Health Solutions, Inc., 7.125%, 3/15/2018	25,000	25,333
Medtronic, Inc., Series B, 4.75%, 9/15/2015	25,000	24,424
Pharmacia Corp., 6.6%, 12/1/2028	75,000	77,977
Quest Diagnostics, Inc., 6.95%, 7/1/2037	25,000	23,950
Schering-Plough Corp.:
5.55%, 12/1/2013	50,000	48,352
6.75%, 12/1/2033	25,000	23,401
UnitedHealth Group, Inc.:
4.875%, 4/1/2013	25,000	23,868
5.0%, 8/15/2014	150,000	136,681
WellPoint, Inc., 6.375%, 1/15/2012	100,000	101,944
Wyeth:
5.5%, 2/15/2016	50,000	48,799
5.95%, 4/1/2037	150,000	135,251

		1,764,578
Industrials 1.3%
3M Co., 5.7%, 3/15/2037	25,000	25,069
Archer-Daniels-Midland Co., 5.935%, 10/1/2032 (a)	75,000	64,541

Boeing Co., 5.125%, 2/15/2013 (a)	50,000	49,929
Burlington Northern Santa Fe Corp., 5.9%, 7/1/2012	100,000	102,257
Canadian National Railway Co.:
4.4%, 3/15/2013	100,000	96,525
6.375%, 11/15/2037	50,000	47,877
Caterpillar, Inc., 7.3%, 5/1/2031 (a)	120,000	127,584
CRH America, Inc., 5.3%, 10/15/2013	100,000	91,138
CSX Corp.:
6.0%, 10/1/2036 (a)	100,000	75,999
6.15%, 5/1/2037	50,000	38,753
Federal Express Corp., 9.65%, 6/15/2012	50,000	56,536
General Dynamics Corp., 5.375%, 8/15/2015	100,000	99,991
Honeywell International, Inc.:
5.3%, 3/15/2017	50,000	47,609
5.7%, 3/15/2036	50,000	43,477
5.7%, 3/15/2037	25,000	21,558
7.5%, 3/1/2010	25,000	26,292
Lockheed Martin Corp., Series B, 6.15%, 9/1/2036 (a)	75,000	71,449
M.D.C. Holdings, Inc., 5.375%, 7/1/2015	25,000	22,802
Norfolk Southern Corp.:
5.64%, 5/17/2029	96,000	82,635
7.8%, 5/15/2027	4,000	4,369
Norfolk Southern Railway Co., 9.75%, 6/15/2020	40,000	49,317
Northrop Grumman Systems Corp.:
7.125%, 2/15/2011	100,000	106,154
7.75%, 2/15/2031	50,000	57,406
Raytheon Co., 7.2%, 8/15/2027	75,000	75,794
Union Pacific Corp.:
5.75%, 11/15/2017	25,000	23,140
6.65%, 1/15/2011	50,000	51,516
7.0%, 2/1/2016	50,000	52,395
United Parcel Service of America, Inc., 8.375%, 4/1/2020	50,000	62,079
United Technologies Corp.:
4.875%, 5/1/2015	50,000	49,245
6.1%, 5/15/2012	50,000	51,750
6.35%, 3/1/2011	25,000	26,452
7.125%, 11/15/2010	50,000	54,275
Waste Management, Inc.:
7.0%, 7/15/2028	50,000	45,526
7.1%, 8/1/2026	100,000	94,700
Xerox Corp.:
5.5%, 5/15/2012	50,000	47,672
6.75%, 2/1/2017	100,000	94,370

		2,138,181
Information Technology 0.5%
Cisco Systems, Inc., 5.5%, 2/22/2016	150,000	144,139
Fiserv, Inc., 6.125%, 11/20/2012	75,000	72,725
Hewlett-Packard Co.:
4.5%, 3/1/2013	50,000	48,044
6.5%, 7/1/2012	50,000	52,570
International Business Machines Corp.:
4.75%, 11/29/2012	100,000	100,106
5.7%, 9/14/2017	50,000	48,434
6.5%, 1/15/2028	125,000	124,984
Motorola, Inc., 7.625%, 11/15/2010	8,000	8,083
Oracle Corp.:

4.95%, 4/15/2013	75,000	74,758
5.25%, 1/15/2016	100,000	94,147
6.5%, 4/15/2038	50,000	45,457
Pitney Bowes, Inc., 3.875%, 6/15/2013	100,000	95,535

		908,982
Materials 0.6%
Alcan, Inc.:
4.5%, 5/15/2013	100,000	93,258
4.875%, 9/15/2012	10,000	9,655
5.2%, 1/15/2014 (a)	25,000	24,106
6.125%, 12/15/2033	50,000	41,289
Alcoa, Inc.:
5.9%, 2/1/2027	25,000	20,095
5.95%, 2/1/2037	75,000	58,887
6.0%, 1/15/2012	25,000	25,120
7.375%, 8/1/2010	100,000	103,712
Dow Chemical Co., 6.0%, 10/1/2012	100,000	101,129
E.I. du Pont de Nemours & Co., 6.875%, 10/15/2009	150,000	153,866
Monsanto Co., 5.5%, 8/15/2025 (a)	25,000	21,993
Praxair, Inc., 3.95%, 6/1/2013 (a)	50,000	47,592
United States Steel Corp., 6.65%, 6/1/2037	25,000	18,593
Vale Overseas Ltd.:
6.25%, 1/23/2017	50,000	46,722
6.875%, 11/21/2036	100,000	89,011
Weyerhaeuser Co., 6.75%, 3/15/2012	150,000	148,251

		1,003,279
Telecommunication Services 1.5%
America Movil SAB de CV, 6.125%, 11/15/2037	100,000	84,577
Ameritech Capital Funding Corp., 6.55%, 1/15/2028	100,000	97,755
AT&T Mobility LLC, 6.5%, 12/15/2011	75,000	76,339
AT&T, Inc.:
5.1%, 9/15/2014	25,000	23,382
5.6%, 5/15/2018	200,000	179,008
5.875%, 8/15/2012	150,000	149,982
6.8%, 5/15/2036	50,000	44,063
8.0%, 11/15/2031	20,000	20,255
BellSouth Corp.:
5.2%, 9/15/2014	100,000	93,783
6.0%, 11/15/2034 (a)	100,000	81,000
British Telecommunications PLC:
5.95%, 1/15/2018	50,000	44,340
8.625%, 12/15/2010	50,000	52,258
9.125%, 12/15/2030	70,000	69,831
Embarq Corp.:
7.082%, 6/1/2016	75,000	60,783
7.995%, 6/1/2036	25,000	17,878
France Telecom SA:
7.75%, 3/1/2011	75,000	78,712
8.5%, 3/1/2031	75,000	81,367
Koninklijke (Royal) KPN NV:
8.0%, 10/1/2010	25,000	26,197
8.375%, 10/1/2030	50,000	53,562
Motorola, Inc., 7.5%, 5/15/2025	50,000	42,646
New Cingular Wireless Services, Inc., 7.875%, 3/1/2011	100,000	105,274
Telecom Italia Capital:

5.25%, 10/1/2015	175,000	145,670
6.375%, 11/15/2033	75,000	54,660
Telefonica Emisiones SAU, 6.421%, 6/20/2016	125,000	117,364
Telefonica Europe BV, 7.75%, 9/15/2010	125,000	127,620
Verizon Communications Inc., 5.55%, 2/15/2016	100,000	92,160
Verizon New York, Inc., Series A, 6.875%, 4/1/2012	25,000	24,999
Verizon Virginia, Inc., Series A, 4.625%, 3/15/2013	100,000	92,031
Vodafone Group PLC:
5.0%, 9/15/2015	50,000	44,003
6.15%, 2/27/2037	125,000	100,389
7.75%, 2/15/2010	50,000	51,534

		2,333,422
Utilities 1.9%
American Electric Power Co., Inc., 5.25%, 6/1/2015 (a)	100,000	91,672
Arizona Public Service Co., 6.5%, 3/1/2012	25,000	24,866
Atmos Energy Corp., 4.95%, 10/15/2014	25,000	22,541
CenterPoint Energy Houston Electric LLC, Series J2, 5.7%, 3/15/2013	100,000	97,224
Cleveland Electric Illuminating Co.:
5.7%, 4/1/2017	100,000	89,564
Series D, 7.88%, 11/1/2017	75,000	78,223
Consolidated Edison Co. of New York:
4.875%, 2/1/2013	50,000	48,852
6.2%, 6/15/2036 (a)	125,000	110,775
Constellation Energy Group, 4.55%, 6/15/2015	30,000	25,722
Detroit Edison Co., 5.7%, 10/1/2037	50,000	41,298
Dominion Resources, Inc., Series C, 5.15%, 7/15/2015 (a)	50,000	46,404
DTE Energy Co., 7.05%, 6/1/2011	50,000	50,892
Duke Energy Carolinas LLC, 5.3%, 10/1/2015	75,000	72,347
Duke Energy Indiana, Inc., 5.0%, 9/15/2013	100,000	94,639
Emerson Electric Co., 4.75%, 10/15/2015 (a)	75,000	72,431
Exelon Corp.:
5.625%, 6/15/2035	25,000	19,392
6.75%, 5/1/2011	50,000	50,376
Florida Power & Light Co.:
4.95%, 6/1/2035	50,000	40,250
5.65%, 2/1/2037	50,000	44,536
General Electric Co., 5.0%, 2/1/2013	100,000	92,102
Hydro-Quebec:
Series JL, 6.3%, 5/11/2011	50,000	53,734
Series HY, 8.4%, 1/15/2022	100,000	133,539
KeySpan Corp., 8.0%, 11/15/2030	50,000	48,494
KeySpan Gas East Corp., 7.875%, 2/1/2010 (a)	25,000	25,980
MidAmerican Energy Co., 5.3%, 3/15/2018	100,000	90,799
MidAmerican Energy Holdings Co.:
5.875%, 10/1/2012	25,000	24,781
6.125%, 4/1/2036	50,000	42,054
6.5%, 9/15/2037	100,000	87,736
National Rural Utilities Cooperative Finance Corp., 8.0%, 3/1/2032	100,000	106,063
Nevada Power Co., Series N, 6.65%, 4/1/2036	25,000	22,152
NSTAR Electric Co., 4.875%, 4/15/2014	25,000	24,061
ONEOK Partners LP, 6.15%, 10/1/2016	75,000	70,818
Pacific Gas & Electric Co., 6.05%, 3/1/2034	150,000	132,402
PPL Energy Supply LLC, 5.4%, 8/15/2014	100,000	91,611
Progress Energy, Inc.:
6.85%, 4/15/2012	35,000	36,016
7.1%, 3/1/2011	42,000	43,156

PSE&G Power LLC, 5.5%, 12/1/2015	50,000	45,108
Public Service Co. of Colorado, 4.875%, 3/1/2013 (a)	75,000	73,971
Puget Sound Energy, Inc., 5.483%, 6/1/2035	25,000	18,107
SCANA Corp.:
6.25%, 2/1/2012	60,000	60,215
6.875%, 5/15/2011	25,000	25,444
Scottish Power PLC, 5.375%, 3/15/2015	150,000	143,689
Sempra Energy:
6.0%, 2/1/2013	25,000	25,067
7.95%, 3/1/2010	25,000	25,773
Southern California Edison Co.:
6.0%, 1/15/2034	50,000	46,340
6.65%, 4/1/2029	100,000	94,072
Southern California Gas Co., 5.75%, 11/15/2035 (a)	50,000	44,275
Southern Power Co., Series B, 6.25%, 7/15/2012	25,000	25,437
Southern Union Co., 8.25%, 11/15/2029	50,000	45,183
United Utilities PLC, 5.375%, 2/1/2019	30,000	27,434
Wisconsin Energy Corp., 6.5%, 4/1/2011 (a)	50,000	50,771
Xcel Energy, Inc., 6.5%, 7/1/2036	75,000	67,502

		3,065,890

Total Corporate Bonds (Cost $38,982,603)		35,256,672
Asset-Backed 0.9%
Automobile Receivables 0.3%
Chase Manhattan Auto Owner Trust, "A4", Series 2006-B, 5.11%, 4/15/2014	100,000	99,406
Daimler Chrysler Auto Trust, "A4", Series 2006-C, 4.98%, 11/8/2011	100,000	98,680
USAA Auto Owner Trust, "A4", Series 2007-1, 5.55%, 2/15/2013	250,000	249,111

		447,197
Credit Card Receivables 0.4%
Capital One Multi-Asset Execution Trust, "A7", Series 2005-A7, 4.7%, 6/15/2015	100,000	95,773
Chase Issuance Trust:
"A4", Series 2005-A4, 4.23%, 1/15/2013	50,000	49,496
"A", Series 2007-A15, 4.96%, 9/17/2012	100,000	99,299
Citibank Credit Card Issuance Trust:
"A7", Series 2005-A7, 4.75%, 10/22/2012	100,000	99,143
"A10", Series 2003-A10, 4.75%, 12/10/2015	100,000	93,893
"A8", Series 2004-A8, 4.9%, 12/12/2016	100,000	92,681
"A8", Series 2007-A8, 5.65%, 9/20/2019	200,000	184,384

		714,669
Home Equity Loans 0.1%
Chase Funding Mortgage Loan, "1A4", Series 2004-2, 5.323%, 2/25/2035	78,858	76,506
Countrywide Asset-Backed Certificates, "AF3", Series 2005-1, 4.575%, 7/25/2035	15,114	14,799
GMAC Mortgage Corp. Loan Trust, "A5", Series 2004-HE5, 4.865% *, 9/25/2034	100,000	48,959

		140,264
Miscellaneous 0.1%
Centerpoint Energy Transition II, "A4", Series 2005-A, 5.17%, 8/1/2019	100,000	97,495
Oncor Electric Delivery Transition Bond Co., "A3", Series 2003-1, 4.95%, 2/15/2015	100,000	99,531

		197,026

Total Asset-Backed (Cost $1,610,819)		1,499,156
Government & Agency Obligations 27.9%
Sovereign Bonds 1.5%
Federal Republic of Brazil:

8.875%, 10/14/2019	100,000	117,250
8.875%, 4/15/2024	100,000	119,500
Kingdom of Sweden, 12.0%, 2/1/2010	220,000	245,210
Province of Nova Scotia, 5.75%, 2/27/2012	50,000	53,202
Province of Ontario:
4.375%, 2/15/2013	100,000	102,427
4.5%, 2/3/2015 (a)	150,000	150,937
4.95%, 11/28/2016	25,000	25,716
Province of Quebec:
4.625%, 5/14/2018 (a)	50,000	49,122
5.125%, 11/14/2016	50,000	51,265
Series NN, 7.125%, 2/9/2024 (a)	100,000	120,080
Series PD, 7.5%, 9/15/2029	100,000	127,213
Republic of Italy:
4.5%, 1/21/2015	250,000	256,522
5.375%, 6/12/2017	50,000	52,729
5.375%, 6/15/2033	100,000	103,572
6.875%, 9/27/2023	200,000	242,105
Republic of Korea, 5.125%, 12/7/2016	100,000	92,420
United Mexican States:
6.375%, 1/16/2013	350,000	359,800
Series A, 6.75%, 9/27/2034	41,000	41,205
Series A, 9.875%, 2/1/2010	190,000	204,725

		2,515,000
US Government Sponsored Agencies 9.2%
Federal Home Loan Bank:
3.875%, 6/14/2013 (a)	1,000,000	988,983
4.5%, 11/15/2012 (a)	1,000,000	1,020,064
4.875%, 5/14/2010 (a)	5,000,000	5,123,060
5.375%, 8/19/2011 (a)	1,000,000	1,044,118
Federal Home Loan Mortgage Corp.:
4.125%, 7/12/2010	1,000,000	1,016,874
4.5%, 1/15/2013	500,000	511,847
6.75%, 9/15/2029	3,000	3,633
7.0%, 3/15/2010	450,000	474,271
Federal National Mortgage Association:
4.875%, 5/18/2012	1,300,000	1,350,206
5.0%, 5/11/2017	1,000,000	1,022,934
6.25%, 5/15/2029 (a)	1,350,000	1,547,730
7.125%, 1/15/2030 (a)	50,000	63,195
7.25%, 5/15/2030 (a)	650,000	834,625

		15,001,540
US Treasury Obligations 17.2%
US Treasury Bonds:
4.375%, 2/15/2038	350,000	354,457
4.5%, 2/15/2036 (a)	50,000	51,320
4.5%, 5/15/2038 (a)	275,000	283,895
6.25%, 8/15/2023 (a)	700,000	840,492
7.25%, 8/15/2022 (a)	590,000	766,816
7.625%, 11/15/2022 (a)	90,000	120,916
7.875%, 2/15/2021 (a)	300,000	403,289
8.0%, 11/15/2021 (a)	565,000	773,079
8.75%, 5/15/2020 (a)	300,000	424,969
8.75%, 8/15/2020 (a)	450,000	638,754
US Treasury Notes:

2.75%, 7/31/2010 (a)	2,500,000	2,538,867
2.75%, 2/28/2013 (a)	500,000	497,422
3.125%, 9/30/2013	1,250,000	1,258,594
3.5%, 2/15/2018 (a)	500,000	490,313
3.625%, 12/31/2012 (a)	1,500,000	1,552,032
3.875%, 9/15/2010	1,500,000	1,558,125
4.0%, 8/15/2018 (a)	600,000	608,531
4.125%, 5/15/2015 (a)	540,000	569,784
4.25%, 1/15/2011 (a)	2,700,000	2,840,908
4.25%, 9/30/2012 (a)	400,000	423,750
4.25%, 11/15/2013 (a)	2,950,000	3,136,679
4.5%, 11/15/2010 (a)	1,000,000	1,052,891
4.5%, 4/30/2012 (a)	250,000	266,485
4.5%, 11/15/2015 (a)	580,000	620,056
4.5%, 2/15/2016 (a)	660,000	703,519
4.5%, 5/15/2017 (a)	1,140,000	1,201,364
4.625%, 2/29/2012 (a)	500,000	533,672
4.625%, 2/15/2017 (a)	1,250,000	1,330,176
4.875%, 6/30/2012 (a)	1,500,000	1,619,296
4.875%, 8/15/2016 (a)	675,000	730,635

		28,191,086

Total Government & Agency Obligations (Cost $43,903,610)		45,707,626
Mortgage-Backed Securities Pass-Throughs 40.6%
Federal Home Loan Mortgage Corp.:
4.0%, 1/1/2020	693,157	660,773
4.282% *, 3/1/2035	101,408	100,964
4.415% *, 12/1/2033	78,195	77,662
4.5%, with various maturities from 1/1/2020 until 9/1/2035	2,341,806	2,264,911
4.514% *, 3/1/2035	33,068	33,004
4.636% *, 7/1/2035	201,459	200,879
4.679% *, 4/1/2035	112,384	111,896
4.838% *, 9/1/2035	266,910	267,050
4.861% *, 11/1/2035	108,672	108,823
4.887% *, 12/1/2034	99,456	97,259
5.0%, with various maturities from 12/1/2017 until 6/1/2036	5,863,636	5,737,022
5.121% *, 6/1/2035	148,302	148,198
5.22% *, 9/1/2035	63,046	63,219
5.241% *, 12/1/2035	313,713	315,822
5.272% *, 4/1/2037	265,484	266,532
5.406% *, 11/1/2035	154,535	155,766
5.5%, with various maturities from 11/1/2013 until 1/1/2038	7,014,722	6,992,095
5.515% *, 1/1/2037	83,322	82,942
5.536% *, 5/1/2037	84,845	85,311
5.647% *, 4/1/2036	78,027	78,289
5.703% *, 4/1/2037	184,186	181,242
5.711% *, 5/1/2037	97,773	97,798
5.728% *, 4/1/2036	199,275	201,787
5.792% *, 4/1/2037	86,744	87,631
5.871% *, 2/1/2038	280,444	276,487
5.874% *, 12/1/2036	80,758	81,067
5.898% *, 2/1/2037	174,405	175,150
6.0%, with various maturities from 9/1/2021 until 2/1/2038	6,144,344	6,227,638
6.126% *, 9/1/2037	365,568	368,851
6.406% *, 8/1/2036	66,738	67,866

6.5%, with various maturities from 12/1/2014 until 8/1/2036	1,310,051	1,346,843
7.0%, with various maturities from 12/1/2024 until 12/1/2026	49,337	52,400
7.5%, with various maturities from 5/1/2024 until 7/1/2027	16,786	17,942
Federal National Mortgage Association:
4.0%, 12/1/2020	458,589	435,302
4.363% *, 3/1/2035	234,536	235,738
4.397% *, 4/1/2034	57,632	57,389
4.463% *, 3/1/2035	179,123	178,967
4.5%, with various maturities from 2/1/2020 until 7/1/2035	2,329,882	2,254,555
4.644% *, 4/1/2035	222,624	223,534
4.717% *, 11/1/2034	87,423	88,075
4.775% *, 1/1/2035	110,697	111,552
4.883% *, 8/1/2036	69,690	69,573
4.946% *, 10/1/2034	112,385	113,622
4.948% *, 6/1/2035	225,938	226,451
4.956% *, 8/1/2035	176,300	172,020
4.959% *, 6/1/2035	92,460	92,505
5.0%, with various maturities from 11/1/2020 until 4/1/2036	9,282,445	9,111,416
5.071% *, 7/1/2035	83,416	83,374
5.165% *, 1/1/2036	194,192	195,741
5.283% *, 1/1/2037	78,282	79,649
5.46% *, 1/1/2036	218,937	220,056
5.491% *, 10/1/2036	120,685	122,019
5.5%, with various maturities from 8/1/2019 until 3/1/2038	9,823,008	9,813,465
5.61% *, 1/1/2037	82,988	84,066
5.758% *, 1/1/2037	79,627	80,763
5.762% *, 3/1/2037	90,603	91,732
5.833% *, 11/1/2036	169,370	172,075
5.868% *, 6/1/2036	345,015	350,754
5.91% *, 9/1/2036	128,329	129,692
6.0%, with various maturities from 10/1/2009 until 11/1/2037	6,276,958	6,373,501
6.5%, with various maturities from 1/1/2018 until 12/1/2036	1,687,115	1,737,268
7.0%, with various maturities from 6/1/2012 until 12/1/2033	369,473	386,757
7.5%, with various maturities from 1/1/2024 until 4/1/2028	27,764	29,618
8.0%, with various maturities from 12/1/2021 until 11/1/2031	49,398	52,886
8.5%, with various maturities from 12/1/2025 until 8/1/2031	19,719	21,299
Government National Mortgage Association:
5.0%, 10/20/2035	777,461	759,239
5.5%, with various maturities from 9/15/2033 until 3/15/2036	2,249,747	2,253,053
6.0%, with various maturities from 2/15/2029 until 7/20/2037	1,993,895	2,026,215
6.5%, with various maturities from 11/15/2023 until 10/20/2037	846,881	871,264
7.5%, with various maturities from 8/15/2029 until 6/15/2032	51,822	55,112
8.0%, with various maturities from 7/15/2022 until 3/15/2032	98,569	106,770
8.5%, 11/15/2029	22,046	24,213
9.0%, 1/15/2023	26,879	29,938

Total Mortgage-Backed Securities Pass-Throughs (Cost $66,153,032)		66,552,337
Commercial and Non-Agency Mortgage-Backed Securities 5.7%
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2004-1, 4.76%, 11/10/2039	200,000	182,756
"A3", Series 2003-2, 4.873%, 3/11/2041	300,000	284,900
"A4", Series 2007-1, 5.451%, 1/15/2049	100,000	83,830
"A4", Series 2006-4, 5.634%, 7/10/2046	250,000	222,527
Bear Stearns Commercial Mortgage Securities, Inc.:
"AJ", Series 2005-PW10, 5.462% *, 12/11/2040	250,000	200,715
"A2", Series 1999-WF2, 7.08%, 7/15/2031	261,335	261,640

"A1", Series 2000-WF2, 7.11%, 10/15/2032	532	530
"A2", Series 2000-WF1, 7.78%, 2/15/2032	142,954	144,832
Citigroup Commercial Mortgage Trust, "A4", Series 2004-C1, 5.529% *, 4/15/2040	100,000	94,160
Commercial Mortgage Pass-Through Certificate, "A2", Series 2004-LB4A, 4.049%, 10/15/2037	185,546	181,891
Credit Suisse Mortgage Capital Certificates, "A4", Series 2006-C1, 5.609% *, 2/15/2039	380,000	340,957
CS First Boston Mortgage Securities Corp., "A4", Series 2001-CP4, 6.18%, 12/15/2035	435,000	433,089
CW Capital Cobalt Ltd., "AM", Series 2007-C3, 6.015% *, 5/15/2046	250,000	195,123
First Union National Bank Commercial Mortgage, "A2", Series 2001-C4, 6.223%, 12/12/2033	150,000	149,163
GE Capital Commercial Mortgage Corp., "A4", Series 2003-C2, 5.145%, 7/10/2037	337,000	317,140
GMAC Commercial Mortgage Securities, Inc., "A4", Series 2003-C3, 5.023%, 4/10/2040	200,000	186,090
Greenwich Capital Commercial Funding Corp.:
"A7", Series 2004-GG1, 5.317% *, 6/10/2036	200,000	188,424
"A4", Series 2007-GG9, 5.444%, 3/10/2039	200,000	169,022
GS Mortgage Securities Corp. II:
"A4A", Series 2005-GG4, 4.751%, 7/10/2039	100,000	89,719
"A6", Series 2004-GG2, 5.396% *, 8/10/2038	100,000	93,590
"A4", Series 2007-GG10, 5.799% *, 8/10/2045	416,000	355,159
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A2", Series 2004-C1, 4.302%, 1/15/2038	300,000	285,361
"A2", Series 2002-CIB5, 5.161%, 10/12/2037	200,000	190,778
"A3", Series 2007-LDPX, 5.42%, 1/15/2049	200,000	166,185
"A4", Series 2007-CB18, 5.44%, 6/12/2047	100,000	83,427
"AJ", Series 2006-CB17, 5.489%, 12/12/2043	250,000	179,755
"A4", Series 2006-CB15, 5.814% *, 6/12/2043	250,000	224,425
"A4", Series 2006-LDP7, 6.065% *, 4/15/2045	100,000	90,424
LB-UBS Commercial Mortgage Trust:
"A4", Series 2003-C3, 4.166%, 5/15/2032	250,000	226,022
"A3", Series 2006-C7, 5.347%, 11/15/2038	500,000	434,265
"A4", Series 2007-C1, 5.424%, 2/15/2040	100,000	83,975
"A4", Series 2002-C1, 6.462%, 3/15/2031	200,000	200,906
"A2", Series 2001-C2, 6.653%, 11/15/2027	525,000	529,678
Merrill Lynch Mortgage Trust:
"A2", Series 2004-BPC1, 4.071%, 10/12/2041	145,000	142,255
"A4", Series 2005-MCP1, 4.747% *, 6/12/2043	200,000	177,885
"A6", Series 2005-CKI1, 5.416% *, 11/12/2037	100,000	91,300
Merrill Lynch/Countrywide Commercial Mortgage Trust:
"A4", Series 2006-1, 5.424% *, 2/12/2039	200,000	178,146
"A4", Series 2007-6, 5.485%, 3/12/2051	200,000	167,750
Morgan Stanley Capital I:
"A4", Series 2005-HQ5, 5.168%, 1/14/2042	250,000	229,447
"A4", Series 2006-HQ9, 5.731%, 7/12/2044	500,000	448,718
"A2", Series 1999-LIFE, 7.11%, 4/15/2033	87,688	87,898
Morgan Stanley Dean Witter Capital I, "A2", Series 2002-TOP7, 5.98%, 1/15/2039	185,000	181,712
Wachovia Bank Commercial Mortgage Trust:
"A3", Series 2003-C9, 4.608%, 12/15/2035	100,000	96,196
"A4", Series 2004-C15, 4.803%, 10/15/2041	200,000	179,132
"A4", Series 2006-C23, 5.418% *, 1/15/2045	200,000	175,649
"A3", Series 2007-C34, 5.678%, 5/15/2046	500,000	419,744

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $10,361,959)		9,446,290
Municipal Bonds and Notes 0.2%
Illinois, State General Obligation, Taxable Pension, 5.1%, 6/1/2033	275,000	259,374

Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027	25,000	25,696

Total Municipal Bonds and Notes (Cost $287,016)		285,070
Preferred Securities 0.1%
Financials
Goldman Sachs Capital II, 5.793%, 6/1/2012 (d)	50,000	21,965
Lincoln National Corp., 6.05%, 4/20/2067	75,000	49,500
MUFG Capital Finance 1 Ltd., 6.346%, 7/25/2016 (d)	100,000	75,681
RBS Capital Trust I, 4.709%, 7/1/2013 (d)	50,000	41,102
USB Capital IX, 6.189%, 4/15/2011 (d)	50,000	24,500
Wachovia Capital Trust III, 5.8%, 3/15/2011 (d)	50,000	21,000
XL Capital Ltd., Series E, 6.5%, 4/15/2017 (d)	50,000	29,500

Total Preferred Securities (Cost $393,609)		263,248
	Shares	Value ($)

Securities Lending Collateral 23.0%
Daily Assets Fund Institutional, 2.79% (b) (c) (Cost $37,709,477)	37,709,477	37,709,477
Cash Equivalents 2.9%
Cash Management QP Trust, 2.38% (b) (Cost $4,710,140)	4,710,140	4,710,140
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $204,112,265) †	122.8	201,430,016
Other Assets and Liabilities, Net	(22.8)	(37,454,724)

Net Assets	100.0	163,975,292

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2008.

†

The cost for federal income tax purposes was $204,120,613. At September 30, 2008, net unrealized depreciation for all securities based on tax cost was $2,690,597. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,675,388 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,365,985.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2008 amounted to $36,067,604 which is 22.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Date shown is call date; not a maturity date for the perpetual preferred securities.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp, Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 42,419,617
Level 2	159,010,399
Level 3	-
Total	$ 201,430,016

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DWS Global Commodities Stock Fund, Inc.

Daily Assets Fund Institutional, a series of DWS Institutional Funds

DWS Commodity Securities Fund, a series of DWS Institutional Funds

The European Equity Fund, Inc.

The New Germany Fund, Inc.

Cash Management Portfolio

Prime Series, a series of Cash Reserve Fund, Inc.

DWS RREEF Global Real Estate Securities Fund, a series of DWS Advisor Funds

DWS RREEF Real Estate Securities Fund, a series of DWS Advisor Funds

NY Tax Free Money Fund, a series of DWS Advisor Funds

Tax Free Money Fund Investment, a series of DWS Advisor Funds

DWS Communications Fund, Inc.

DWS Equity 500 Index Portfolio

DWS RREEF Global Infrastructure Fund, a series of DWS Global/International Fund, Inc.

Cash Management Fund Institutional, a series of DWS Institutional Funds

Cash Reserves Fund Institutional, a series of DWS Institutional Funds

DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

DWS Equity 500 Index Fund, a series of DWS Institutional Funds

DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

DWS S&P 500 Index Fund, a series of DWS Investment Trust

DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

DWS Money Market Series, a series of DWS Money Market Trust

DWS RREEF Real Estate Fund II, Inc.

DWS RREEF Real Estate Fund, Inc.

DWS RREEF World Real Estate & Tactical Strategies Fund, Inc.

DWS Variable Series I

DWS Variable Series II

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	November 14, 2008